UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23266

AIP ALTERNATIVE LENDING FUND P
(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400 West Conshohocken, Pennsylvania			19428-2881
(Address of principal executive offices)			(Zip code)

Kara Fricke, Esq. Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq. DECHERT LLP 1095 Avenue of the Americas New York, NY 10036-6797 (212) 698-3526

Registrant’s telephone number, including area code:		(800) 421-7572

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

ITEM 1.                                            REPORTS TO STOCKHOLDERS.  The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period From October 1, 2019 to March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund's website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period From October 1, 2019 to March 31, 2020

Contents

Financial Statements (Unaudited)
Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes of Net Assets	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	13
Quarterly Portfolio Schedule (Unaudited)	13
U.S. Privacy Policy (Unaudited)	14
Information Concerning Trustees and Officers (Unaudited)	17

Consolidated financial statements for AIP Alternative Lending Fund A for the period from October 1, 2019 to March 31, 2020 are attached to these financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2020

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $193,446,265)	$186,758,992
Prepaid investments in AIP Alternative Lending Fund A	3,650,000
Cash and cash equivalents	397,113
Other assets	33,073
Total assets	190,839,178
Liabilities
Subscriptions received in advance	3,940,000
Payable for repurchase of fund shares	325,764
Shareholder servicing fees payable	116,713
Accrued expenses and other liabilities	41,682
Total liabilities	4,424,159
Net assets	$186,415,019
Net assets consist of
Net capital	$193,534,235
Total distributable earnings (loss)	(7,119,216)
Net assets	$186,415,019
Net asset value per share:
191,112.813 shares issued and outstanding, no par value, 500,000 registered shares	$975.42
Maximum offering price per share ($975.42 plus sales load of 3% of net asset value per share)	$1,004.68

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period From October 1, 2019 to March 31, 2020

Investment Income
Dividends	$3,687,613
Expenses
Shareholder servicing fees	631,193
Professional fees	63,822
Transfer agent fees	45,000
Registration fees	19,240
Accounting and administration fees	9,750
Custody fees	4,022
Trustees fees	3,000
Other expenses	20,250
Total expenses	796,277
Net investment income (loss)	2,891,336
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Net change in unrealized appreciation/depreciation on investments	(8,329,567)
Net realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A	(8,329,567)
Net increase (decrease) in net assets resulting from operations	$(5,438,231)

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Changes in Net Assets

For the Year Ended September 30, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$6,567,496
Net change in unrealized appreciation/depreciation on investments	1,642,294
Net increase (decrease) in net assets resulting from operations	8,209,790
Distributions to shareholders from:
Distributions resulting from operations	(6,567,551)
Total distributions	(6,567,551)
Shareholder transactions:
Subscriptions (representing 131,827.654 shares)	132,784,081
Distributions reinvested (representing 3,230.059 shares)	3,242,721
Repurchases (representing 503.903 shares)	(508,253)
Net increase (decrease) in net assets from shareholder transactions	135,518,549
Total increase (decrease) in net assets	137,160,788
Net assets, beginning of year (representing 100.000 shares)	100,000
Net assets, end of year (representing 134,653.810 shares)	$137,260,788
For the Period From October 1, 2019 to March 31, 2020 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$2,891,336
Net change in unrealized appreciation/depreciation on investments	(8,329,567)
Net increase (decrease) in net assets resulting from operations	(5,438,231)
Distributions to shareholders from:
Distributions resulting from operations	(3,323,224)
Total distributions	(3,323,224)
Shareholder transactions:
Subscriptions (representing 58,234.621 shares)	59,716,499
Distributions reinvested (representing 1,703.931 shares)	1,726,130
Repurchases (representing 3,479.549 shares)	(3,526,943)
Net increase (decrease) in net assets from shareholder transactions	57,915,686
Total increase (decrease) in net assets	49,154,231
Net assets, beginning of period (representing 134,653.810 shares)	137,260,788
Net assets, end of period (representing 191,112.813 shares)	$186,415,019

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period From October 1, 2019 to March 31, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(5,438,231)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	8,329,567
Purchase of investments in AIP Alternative Lending Fund A	(59,285,339)
(Increase) decrease in prepaid investments in AIP Alternative Lending Fund A	6,275,000
(Increase) decrease in due from Adviser	80,406
Increase (decrease) in shareholder servicing fees payable	(50,825)
(Increase) decrease in other assets	(21,699)
Increase (decrease) in accrued expenses and other liabilities	(36,805)
Net cash provided by (used in) operating activities	(50,147,926)
Cash flows from financing activities
Subscriptions, including those received in advance	54,251,999
Distributions, net of reinvestments	(2,729,096)
Repurchases, net of payable	(3,304,830)
Net cash provided by (used in) financing activities	48,218,073
Net change in cash and cash equivalents	(1,929,853)
Cash and cash equivalents at beginning of period	2,326,966
Cash and cash equivalents at end of period	$397,113
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$3,242,721

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
4

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2020

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trust (as defined below), in alternative lending assets that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending assets include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Master Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may include rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

As of March 31, 2020, the Fund had a 29.85% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund generally invests in Loans through MPLI Capital Holdings (the "Trust"), a wholly-owned subsidiary trust of the Master Fund. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trust. The Trust operates pursuant to a trust agreement in order to achieve the Master Fund's investment objective, as described above.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the

See attached consolidated financial statements for AIP Alternative Lending Fund A.
5

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund's Board.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

The Master Fund consolidates the Trust and has included all of the assets and liabilities and revenues and expenses of the Trust in the accompanying Master Fund's consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Master Fund include the accounts of the Master Fund and of the Trust for the period from October 1, 2019 to March 31, 2020.

Investment in the Fund

The Fund offers on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 500,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more service agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share, plus any applicable sales load from the Distributor or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor or Service Agent may, in its discretion, waive the sales load for certain investors.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
6

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor and/or any Service Agent may impose additional eligibility requirements for investors who purchase shares through the Distributor or such Service Agent. The minimum initial investment in the Fund by any investor is $50,000 and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors. Investors may only purchase their Shares through the Distributor or through a Service Agent.

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to shares of the Master Fund. Each such similar offer by the Master Fund with respect to shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2020. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three-tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2020, the Fund did not hold any cash equivalents.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
7

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2019 remain subject to examination by major taxing authorities.

As of March 31, 2020, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$193,446,266
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	(6,687,274)
Net tax unrealized appreciation/depreciation on investments	$(6,687,274)

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Master Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market eligible the Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
8

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Distribution of Income and Gains (continued)

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the period from October 1, 2019 to March 31, 2020 was as follows:

March 31, 2020
Distributions paid from:
Ordinary income	$3,323,224
Capital gain	—
Paid-in capital	—
Total	$3,323,224

3.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to month-end related to Shareholder subscriptions to be made effective April 1, 2020. As of March 31, 2020, the Fund had subscriptions received in advance of $3,940,000.

4.  Prepaid Investments

Prepaid investments in AIP Alternative Lending Fund A represents amounts transferred to the Master Fund prior to month-end related to the investments to be made effective April 1, 2020. As of March 31, 2020, the Fund had prepaid investments of $3,650,000.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master

See attached consolidated financial statements for AIP Alternative Lending Fund A.
9

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has agreed to waive fees and/or reimburse the Master Fund to the extent that the ordinary operating expenses incurred by the Master Fund in any calendar year exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below), calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to reimburse the Fund to the extent that the ordinary expenses incurred by the Fund in any calendar year exceed 1.00% of the Fund's average annual net assets, calculated as of the end of each calendar month. Ordinary expenses exclude (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund, and (iii) the Fund's extraordinary expenses (i.e. expenses incurred by the Fund outside the of the ordinary course of business, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders, taking into account any expense waivers).

For the period from October 1, 2019 to March 31, 2020, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the NAV of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent.

In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides the shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes, rules and regulations. For the period from October 1, 2019 to March 31, 2020, the Fund incurred shareholder servicing fees of $631,193, of which $116,713 was payable as of March 31, 2020.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
10

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from October 1, 2019 to March 31, 2020. The ratios below are not annualized for the periods less than one year.

	For the Period From October 1, 2019 to March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,019.36	$1,000.00
Net investment income (loss) (a)	17.45	74.26
Net realized and unrealized gain (loss) from investments	(40.67)	8.07
Net increase (decrease) resulting from operations	(23.22)	82.33
Distributions paid from:
Net investment income	(20.72)	(62.97)
Total distributions	(20.72)	(62.97)
Net increase (decrease) in net asset value	(43.94)	19.36
Net asset value, end of period	$975.42	$1,019.36
Total return (b)	(2.35%)	8.49%
Ratio of total expenses before expense waivers and reimbursements (c)	2.93%	4.30%
Ratio of total expenses after expense waivers and reimbursements (c)	2.93%	4.21%
Ratio of net investment income (loss) (d)	9.16%	17.06%
Portfolio turnover (e)	39.0%	54.5%
Net assets, end of period (000s)	$186,415	$137,261

(a)  Calculated based on the average shares outstanding methodology, and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)  Includes net expenses of the Master Fund.

(d)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(e)  The portfolio turnover rate reflects investment activity of the Master Fund.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
11

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

7.  Financial Highlights (continued)

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

8.  Subsequent Events

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments in the Master Fund. The extent of the impact to the financial performance of the Fund's investments in the Master Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments in the Master Fund are impacted because of these factors for an extended period, the performance of the Fund's investments in the Master Fund may be adversely affected.

See attached consolidated financial statements for AIP Alternative Lending Fund A.
12

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

13

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

14

ALTERNATIVE INVESTMENT PARTNERS

An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)
(continued)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with nonaffiliates so they can market to you.

15

ALTERNATIVE INVESTMENT PARTNERS

An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)
(continued)

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

16

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1944	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996- 2004); served as Chief of Naval Personnel (July 1994- September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				86

Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; Director of other various nonprofit organizations; formerly, Director of BP, plc (November 2010-May 2019).

Kathleen A. Dennis c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1953	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	86	Director of various non-profit organizations.
Nancy C. Everett c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	87

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

17

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Jakki L. Haussler c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1957	Trustee	Since January 2015	Chairman, Opus Capital Group (since 1996); formerly, CEO, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005- July 2008).	87	Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee; Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of
					Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).
Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	86	Director of NVR, Inc. (home construction).
Joseph J. Kearns c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1942	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); Director, Rubicon Investments (since February 2019); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust (1982-1999).	87	Prior to August 2016, Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

18

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael F. Klein c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1958	Trustee	Since August 2006

Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				86	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1960	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer - Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	87	None.
Michael E. Nugent 522 Fifth Avenue New York, NY 10036 Birth Year: 1936	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Governance Committee (since January 2019) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of each of the Closed-End Fund Committee (until December 2019) and the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	86	None.

19

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
W. Allen Reed c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1947	Vice Chair of the Board and Trustee	Vice Chair of the Boards since January 2020 and Trustee since August 2006	Vice Chair of the Boards of various Morgan Stanley Funds (since January 2020); Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	86	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

20

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

The executive officers of the Fund, their ages, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below (as of March 31, 2020).

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 522 Fifth Avenue New York, NY 10036 Birth Year: 1963	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Public Markets Product Development (since 2006).

Timothy J. Knierim 522 Fifth Avenue New York, NY 10036 Birth Year: 1959	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016).

Matthew Graver 100 Front Street, Suite 400 West Conshohocken, PA 19428-2881 Birth Year: 1968	Vice President	Since June 2008

Chief Operating Officer of the Morgan Stanley Alternative Investment Partners Fund of Hedge Funds group and Managing Director of Morgan Stanley Investment Management Inc. Formerly, Senior Manager at PricewaterhouseCoopers LLP.

Mary E. Mullin 522 Fifth Avenue New York, NY 10036 Birth Year: 1967	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key 522 Fifth Avenue New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

Francis J. Smith 522 Fifth Avenue New York, NY 10036 Birth Year: 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

  In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Trust: Princess Kludjeson, Kristina B. Magolis, Francesca Mead and Jill R. Whitelaw.

21

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

Michael Nugent, Chariperson of the Board and Trustee
Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed

Officers

John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund's Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, NY 10036

22

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND A Consolidated Financial Statements (Unaudited) For the Period October 1, 2019 to March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the reports will be made available on the Fund's website, https://www.morganstanley.com/im/registeredhedgefundshareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, you can call 800-421-7572 or send an email request to MorganStanleyAlter@umb.com to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund complex if you invest directly with the Fund.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Financial Statements (Unaudited)
For the period from October 1, 2019 to March 31, 2020

Contents

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes of Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Condensed Schedule of Investments	5
Notes to Consolidated Financial Statements	8
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	20
Quarterly Portfolio Schedule (Unaudited)	20
U.S. Privacy Policy (Unaudited)	21
Information Concerning Trustees and Officers (Unaudited)	24

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Assets and Liabilities (Unaudited)
March 31, 2020

Assets
Investments in loans, at fair value (cost $859,048,587)	$783,266,047
Investments in securities, at fair value (cost $47,049,861)	44,493,071
Cash and cash equivalents	6,355,403
Restricted cash	6,375,543
Deposits for issuing loans	6,515,550
Interest receivable	7,770,534
Paydown receivable	1,619,271
Receivable for fund investments sold	801,831
Other assets	627,286
Total assets	857,824,536
Liabilities
Line of credit payable	225,000,000
Subscriptions received in advance	3,950,000
Payable for repurchase of fund shares	1,337,485
Interest Payable	574,101
Management fee payable	532,570
Loan servicing fee payable	407,440
Accrued expenses and other liabilities	337,713
Total liabilities	232,139,309
Net assets	$625,685,227
Net assets consist of
Net capital	$649,300,373
Total distributable earnings (loss)	(23,615,146)
Net assets	$625,685,227
Net asset value per share:
639,667.255 shares issued and outstanding, no par value, 1,000,000 registered shares	$978.14

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Operations (Unaudited)
For the period from October 1, 2019 to March 31, 2020

Investment Income
Interest income	$64,876,688
Dividend income	133,951
Other income	1,003,913
Total investment income	66,014,552
Expenses
Interest expense	3,767,631
Management fees	2,911,842
Loan servicing fees	2,775,293
Debt issuance costs	430,628
Professional fees	402,350
Accounting and administration fees	300,373
Valuation agent fees	264,438
Custody fees	162,687
Registration expenses	89,081
Transfer agent fees	14,250
Trustees fees	13,500
Other expenses	592,447
Total expenses	11,724,520
Net investment income (loss)	54,290,032
Realized and unrealized gain (loss) from investments
Net realized gain (loss) on investments in loans	(10,372,842)
Net realized gain (loss) on investments	(10,372,842)
Net change in unrealized appreciation/depreciation on investments in loans	(53,322,035)
Net change in unrealized appreciation/depreciation on investments in securities	(6,299,072)
Net change in unrealized appreciation/depreciation on investments	$(59,621,107)
Net realized and unrealized gain (loss) from investments	$(69,993,949)
Net increase (decrease) in net assets resulting from operations	$(15,703,917)

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Changes in Net Assets (Unaudited)

For the Year Ended September 30, 2019
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$46,872,876
Net realized gain (loss) from investments	(2,052,327)
Net change in unrealized appreciation/depreciation on investments	(18,718,223)
Net increase (decrease) in net assets resulting from operations	26,102,326
Distributions to shareholders from:
Distributions resulting from operations	(21,766,101)
Total distributions	(21,766,101)
Shareholder transactions:
Subscriptions (representing 419,390.841 shares)	423,648,522
Distributions reinvested (representing 21,227.034 shares)	21,306,904
Repurchases (representing 302.566 shares)	(304,371)
Net increase (decrease) in net assets from shareholder transactions	444,651,055
Total increase (decrease) in net assets	448,987,280
Net assets, beginning of year (representing 100.000 shares)	100,000
Net assets, end of year (representing 440,415.309 shares)	$449,087,280
For the Period From October 1, 2019 to March 31, 2020 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$54,290,032
Net realized gain (loss) from investments	(10,372,842)
Net change in unrealized appreciation/depreciation on investments	(59,621,107)
Net increase (decrease) in net assets resulting from operations	(15,703,917)
Distributions to shareholders from:
Distributions resulting from operations	(12,247,454)
Total distributions	(12,247,454)
Shareholder transactions:
Subscriptions (representing 194,863.616 shares)	200,091,694
Distributions reinvested (representing 10,208.974 shares)	10,338,361
Repurchases (representing 5,820.644 shares)	(5,880,737)
Net increase (decrease) in net assets from shareholder transactions	204,549,318
Total increase (decrease) in net assets	176,597,947
Net assets, beginning of period (representing 440,415.309 shares)	449,087,280
Net assets, end of period (representing 639,667.255 shares)	$625,685,227

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Cash Flows (Unaudited)
For the period from October 1, 2019 to March 31, 2020

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(15,703,917)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	10,372,842
Net change in unrealized appreciation/depreciation on investments	59,621,107
Purchases of investments in loans	(654,742,303)
Purchases of investments in securities	(37,503,500)
Proceeds from principal payments from investments in loans	122,667,277
Proceeds from sales of investments in loans	287,095,147
Proceeds from principal payments from investments in securities	4,731,298
Amortization of premiums	23,562
(Increase) decrease in interest receivable	(265,940)
(Increase) decrease in other assets	210,825
(Increase) decrease in paydown receivable	(1,201,306)
Increase (decrease) in interest payable	(158,438)
Increase (decrease) in loan servicing fee payable	264,333
Increase (decrease) in management fee payable	532,570
Increase (decrease) in accrued expenses and other liabilities	(104,017)
Net cash provided by (used in) operating activities	(224,160,460)
Cash flows from financing activities
Proceeds from advances on line of credit	299,500,000
Repayments on line of credit	(264,500,000)
Subscriptions, including those received in advance	178,689,000
Distributions, net of reinvestments	(2,072,101)
Repurchases, net of payable	(4,543,252)
Net cash provided by (used in) financing activities	207,073,647
Net change in cash, cash equivalents and restricted cash	(17,086,813)
Cash, cash equivalents and restricted cash at beginning of period	36,333,309
Cash, cash equivalents and restricted cash at end of period	$19,246,496
Supplemental disclosure of cash flow and non-cash information:
Cash paid during the period for interest	$3,759,408
Distributions reinvested	$10,338,361

The following tables provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Statement of Assets and Liabilities that sum to the total of the same amount above at March 31, 2020:

Cash and cash equivalents	$6,355,403
Restricted cash	6,375,543
Deposits for issuing loans	6,515,550
Total cash, cash equivalents and restricted cash at March 31, 2020	$19,246,496

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited)
March 31, 2020

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS – 125.19% (a)
Consumer Loans – 121.01% (b)
United States – 121.01%
Total Consumer Loans, 18.19%, 05/01/2020 - 10/25/2025 (c)	Lending Club, Marlette, Prosper, SoFi,		$828,245,077	$827,228,754	$757,120,778
	Square, Upstart
Small Business Loans – 4.18%
United States – 4.18%
77b25e4e-6188-4b53-8373-414efb710fec, 17.99%, 07/24/2024	Funding Circle	07/26/2019	230,967	230,967	215,277
8e21c244-9433-41b9-8cce-903136f85382, 11.99%, 07/18/2024	Funding Circle	07/22/2019	224,675	224,675	211,240
4e0f312b-a1fe-4ccb-aca0-f49fc9bab66e, 15.82%, 05/07/2024	Funding Circle	05/09/2019	220,726	220,726	201,869
8ec273c3-af7b-4e23-8874-2ec8a8b8ffe8, 10.79%, 04/18/2024	Funding Circle	04/22/2019	217,074	217,074	200,714
5ab4e1d3-cb8d-4287-9b88-77dc804b5b8f, 10.79%, 02/22/2024	Funding Circle	02/25/2019	210,128	210,128	195,227
24f5411f-89b4-4696-a758-e61ec713fb0b, 10.79%, 05/09/2024	Funding Circle	05/13/2019	206,406	206,406	191,453
77e720eb-fbd4-49c5-a6d1-fbac5160e944, 15.82%, 12/13/2023	Funding Circle	12/17/2018	204,593	204,593	190,146
c34e9f44-8182-4a3a-99d5-03f86f3b8b51, 15.82%, 12/21/2023	Funding Circle	12/26/2018	202,982	202,982	188,847
dcf8fc1b-aff8-4632-94f4-bbd6846c643a, 8.99%, 07/03/2024	Funding Circle	07/05/2019	187,130	187,130	185,027
bd351aaf-fe0c-4136-8492-4fd079b40e53, 22.99%, 07/15/2024	Funding Circle	07/17/2019	184,609	184,609	181,971
64f77dab-9065-4be9-af12-9f9b6ef1e4f0, 22.99%, 06/17/2024	Funding Circle	06/19/2019	182,515	182,515	180,195
f2012e51-48c2-41fb-8a5b-761af051891e, 10.79%, 12/07/2023	Funding Circle	12/10/2018	185,920	185,920	174,497
1ca63988-7246-412e-b906-97b82072e77f, 19.70%, 02/20/2024	Funding Circle	02/22/2019	182,642	182,642	172,503
7fd2691f-ba0d-4483-ae27-1562d3bcea7e, 17.99%, 06/28/2024	Funding Circle	07/01/2019	182,466	182,466	170,487
e0d7dc11-8051-4df1-8b0a-0beaddb683c7, 19.70%, 05/22/2024	Funding Circle	05/24/2019	178,720	178,720	169,499
9e116675-21fc-4136-b7ff-6e0e6cb18c13, 19.70%, 04/23/2024	Funding Circle	04/25/2019	178,649	178,649	167,990
0f26ccbc-9fc1-4a97-81a2-ffaccccd74e2, 8.50%, 04/12/2024	Funding Circle	04/15/2019	169,322	169,322	166,770
2b35d052-468c-4988-bfd6-542994c93761, 10.79%, 06/19/2024	Funding Circle	06/21/2019	176,434	176,434	163,385
1518a887-aa81-4367-87a7-6e011bbe86de, 10.79%, 05/24/2024	Funding Circle	05/28/2019	176,401	176,401	162,810
3f0abad1-744d-4bf1-b219-0bee2e55b199, 16.49%, 06/17/2023	Funding Circle	06/19/2019	171,796	171,796	162,205
42b5fee3-80fd-4e29-802d-bd80733a7f94, 8.20%, 05/08/2023	Funding Circle	05/10/2019	163,555	163,555	161,473
677a8051-a262-4ccc-8a26-7f972096300e, 10.79%, 05/16/2024	Funding Circle	05/20/2019	173,687	173,687	161,158
69bcce37-c812-4eb7-bfa1-17c7035cf4b2, 15.82%, 04/25/2024	Funding Circle	04/29/2019	176,565	176,565	160,851
ee8e5373-bab6-4fb8-8802-ee0893144489, 10.79%, 04/26/2024	Funding Circle	04/29/2019	173,659	173,659	160,632
034c198b-3fe5-46b0-a505-077111e9f035, 15.07%, 02/19/2023	Funding Circle	02/21/2019	172,660	172,660	159,867
970ec4c5-5b41-4c6e-bba1-2766b80296b3, 19.70%, 12/06/2023	Funding Circle	12/10/2018	166,612	166,612	159,599

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2020

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS (continued)
Small Business Loans – 4.18%
United States (continued)
ecf1c740-1a60-4cbc-abf7-a410f2bc8bc4, 10.79%, 04/15/2024	Funding Circle	04/17/2019	$170,918	$170,918	$158,931
43ef1957-20f5-4c88-b8a9-1b68d0c1da97, 8.50%, 12/21/2023	Funding Circle	12/26/2018	157,666	157,666	156,049
a5902f81-82fd-4120-91d0-3d44236129a1, 15.49%, 07/18/2022	Funding Circle	07/22/2019	163,215	163,215	155,169
d7654761-d0db-41b1-bdae-7cd76de9f049, 10.79%, 02/21/2024	Funding Circle	02/25/2019	165,321	165,321	154,491
7df42ab4-0cf7-4fc1-a996-9b1c5007ca52, 18.20%, 06/17/2022	Funding Circle	06/19/2019	159,705	159,705	152,603
4a872105-64a1-4e66-a97c-25d0cdf4c816, 10.79%, 12/18/2023	Funding Circle	12/20/2018	162,445	162,445	151,655
07b27c26-37b3-430c-bf34-006755a1cb02, 14.32%, 05/24/2022	Funding Circle	05/28/2019	157,701	157,701	147,535
835b5f10-a35e-422c-bcdb-bec16f7c8465, 10.19%, 05/17/2022	Funding Circle	05/20/2019	150,429	150,429	143,310
cab5ac76-9b99-4664-8599-ac978cda36f6, 8.50%, 02/21/2024	Funding Circle	02/25/2019	141,771	141,771	139,528
cf404469-a3b8-4cf4-9c68-078f0a289efa, 19.49%, 07/17/2021	Funding Circle	07/19/2019	141,763	141,763	138,508
aae20608-2062-4ceb-9785-5a5a12673b1b, 10.19%, 02/22/2022	Funding Circle	02/25/2019	139,992	139,992	133,289
ba6f0179-5762-470b-8878-ff98ce0599bb, 10.79%, 06/12/2024	Funding Circle	06/14/2019	141,137	141,137	130,655
2d5c76e3-1903-49c3-b152-ab562d201d03, 15.07%, 12/10/2022	Funding Circle	12/12/2018	138,594	138,594	129,828
28a063c0-2c1c-4aac-ba1a-4f25aa47fc6d, 8.50%, 06/12/2024	Funding Circle	06/14/2019	131,355	131,355	129,150
1b595ddc-0e7c-48f0-b94c-87b4044a57c6, 15.82%, 04/15/2024	Funding Circle	04/17/2019	140,028	140,028	128,556
39987ab5-1d92-4003-8990-ebe71eb54b77, 10.79%, 03/04/2024	Funding Circle	03/06/2019	134,486	134,486	125,279
ac0dff7f-7392-42bd-8ec8-d96a99988cf9, 8.50%, 04/05/2024	Funding Circle	04/09/2019	127,038	127,038	125,059
Other Small Business Loans, 9.88%, 10/04/2019 - 07/25/2024 (c)(d)	Funding Circle		24,395,376	24,395,376	19,129,982
Total Small Business Loans				31,819,833	26,145,269
TOTAL LOANS				859,048,587	783,266,047
			Shares
INVESTMENTS IN SECURITIES – 7.11% (e)
ASSET BACKED SECURITIES – 5.89%
PMIT 2019-2A CERT 09/15/2025 (f)			42,020	7,604,881	5,669,545
PMIT 2019-4A CERT 02/17/2026 (f)			37,030	5,854,974	4,790,305
UPST 2019-3 CERT 01/21/2030 (f)			21,084	10,095,981	9,261,561
UPST 2020-1 CERT 04/22/2030 (f)			29,465	18,932,862	17,114,673
TOTAL ASSET BACKED SECURITIES				42,488,698	36,836,084

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2020

	Shares	Cost	Fair Value
COMMON STOCK – 0.55%
Upstart Holdings, Inc. – Common Stock	408,964	$2,042,943	$3,426,731
TOTAL COMMON STOCK		2,042,943	3,426,731
PREFERRED SECURITIES – 0.67%
Upstart Holdings, Inc. – Series B Preferred	416,075	2,074,335	3,486,314
Upstart Holdings, Inc. – Series C Preferred	88,786	443,885	743,942
TOTAL PREFERRED SECURITIES		2,518,220	4,230,256
TOTAL INVESTMENTS IN SECURITIES		47,049,861	44,493,071
TOTAL INVESTMENTS – 132.30%		906,098,448	827,759,118
LIABILITIES IN EXCESS OF OTHER ASSETS – (32.30%)			(202,073,891)
TOTAL NET ASSETS – 100.00%			$625,685,227

The Summary Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at March 31, 2020. For individual investments disclosed, the description includes the unique loan identification number.

Percentages are stated as a percent of net assets.

(a)  Investments in Loans are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs. Investments in Loans may be deemed restricted for resale to institutional investors.

(b)  Consumer loans may include student loans. Such category includes: loans pledged as collateral for the Trust's line of credit, non-income producing securities, variable interest rate loans and rates based on an 18-month maturity date.

(c)  Rate presented is a weighted average interest rate for loans in this category.

(d)  Category includes non-income producing securities.

(e)  Investments in securities are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(f)  Represents equity tranche.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited)
March 31, 2020

1.  Organization

AIP Alternative Lending Fund A (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Master" fund in a "Master-Feeder" structure whereby the feeder funds invest substantially all of their assets in the Fund. AIP Alternative Lending Fund P ("ALF P") and Riverview Alternative Lending Fund (Cayman) L.P. ("ALF C") are feeder funds to the Fund. ALF P is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements). ALF C is a Cayman Islands exempted limited partnership.

As of March 31, 2020, ALF P and ALF C represented 29.85% and 60.50% of the Fund's net assets, respectively.

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, primarily through the Trust (as defined below), in alternative lending assets that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending assets include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may include rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

The Fund generally invests in Loans through MPLI Capital Holdings (the "Trust"), a wholly-owned subsidiary trust of the Fund. The Trust was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trust. The Trust operates pursuant to a trust agreement in order to achieve the Fund's investment objective, as described above.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

1.  Organization (continued)

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States dollars.

The Fund consolidates the Trust and has included all of the assets and liabilities and revenues and expenses of the Trust in the accompanying consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Fund include the accounts of the Fund and of the Trust for the period from October 1, 2019 to March 31, 2020.

Investment in the Fund

Prior to December 1, 2019, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 500,000 shares of beneficial interest ("Shares"). Effective December 1, 2019, the Fund offers on a continuous basis through the Distributor up to 1,000,000 Shares. The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. Investors purchasing Shares in the Fund ("Shareholders") will not be charged a sales load. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value per Share from the Distributor or through a registered investment adviser ("RIA") that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a "wrap" fee, asset allocation or other managed asset program sponsored by RIA. The Distributor is an affiliate of the Adviser.

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

respect to certain Shareholders. Shareholders may only purchase their Shares through the Distributor or a RIA. Any such RIA may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to approximately 5% to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of March 31, 2020, approximately 95% of the Fund's portfolio was comprised of investments in Loans. The remainder of the portfolio was invested in Securities.

The Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases Loans. The Adviser evaluates the process by which each Platform extends Loans and loan-related services to borrowers, as well as the characteristics of the Loans made available through each Platform. The Fund seeks to purchase Loans from Platforms that meet certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrowers). The Adviser monitors, on an ongoing basis, the underwriting quality of each Platform for each loan type. In addition, the Adviser monitors the characteristics of the Loans it purchases on an ongoing basis to determine whether such Loans comply with the Fund's investment criteria. A backup servicer may be engaged for each Platform in case any such Platform ceases to exist or fails to perform its servicing functions.

The Fund may sell certain of its investments in Loans directly or indirectly into special purpose vehicles that issue asset-backed securities, which are secured by a pool of underlying loans originated by an alternative lending platform (which practice is known as a securitization). The Platform continues to service the underlying loans, which may include collection of payments, pursuit of delinquent borrowers, and general interaction with borrowers. Distribution payments from the asset-backed securities are based on cash

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation (continued)

collections from the underlying loans. The Fund may hold residual equity classes of the asset-backed securities, which could be adversely affected by the deterioration in the credit performance of the loan pool.

The Fund uses an independent valuation agent for purposes of providing an estimate of the fair valuation of the Investments, which is one factor that the Adviser considers in making a determination with respect to the fair value of the Investments. Among other factors that may be considered are significant events, the performance of similar loans originated by the Platforms, and the results of the Adviser's due diligence and valuation control procedures. The valuations received from the independent valuation agent rely on portfolio holdings and related data provided by the Fund, or its authorized third parties, and public, financial, and industry source information without independent verification. The Adviser is ultimately responsible for making fair value determinations subject to the oversight of the Board and pursuant to the Fund's fair valuation procedures.

The fair values of investments in Loans are based on a discounted cash flow model, which takes into account individual loan characteristics, such as coupon, tenor, platform credit grade and current delinquency status, that are provided by the applicable Platform. The fair values of investments in asset-backed securities are determined by the forecasted performance of the underlying loans in the pool, which takes into account the realized historical loss and prepayment performance of the pool. The priority of the securitization class and the claim on cash flows in the transaction are also taken into account. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

The Adviser has established a Valuation Committee (the "Valuation Committee"), which is responsible for determining and implementing the Fund's valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley's financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups and meets at least monthly to analyze the fair value of the Investments. Members of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and observations regarding the portfolio. In addition, the portfolio management team reviews the valuation agent's monthly valuation report, including the valuation methodologies, inputs and assumptions used to determine the Investment values, and makes a recommendation to the Valuation Committee regarding the values of the Investments. After consideration of the portfolio management's team recommendation and valuation agent's report, the Valuation Committee determines, in good faith, the fair value of the Investments. Because of the inherent uncertainty of valuation, the fair value of the Fund's Investments may differ significantly from the values that would have been used had a readily available market for the Investments held by the Fund been available.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are recorded at fair value and are categorized as Level 1 securities as described in Note 3. As of March 31, 2020, cash equivalents consisted of investments in money market funds valued at $2,990,316. Investments in money market funds are valued at net asset value.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Interest income is net of amortization of premiums, if any, from loan purchases. The changes in fair value of the Investments are included in net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations. Realized gain (loss) from investments in Investments is calculated using specific identification. Interest income from investments in asset-backed securities is recognized based on the estimated effective yield utilizing expected cash flows. The effective yield is updated by the Adviser periodically as expected cash flow projections change.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of March 31, 2020. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2019 remain subject to examination by major taxing authorities.

As of March 31, 2020, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$906,098,448
Gross tax unrealized appreciation	$3,211,934
Gross tax unrealized depreciation	(81,551,264)
Net tax unrealized appreciation/depreciation on investments	$(78,339,330)

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The tax character of distributions paid during the period from October 1, 2019 to March 31, 2020 was as follows:

March 31, 2020
Distributions paid from:
Ordinary income	$12,247,454
Paid-in capital	—
Total	$12,247,454

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

The Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market all eligible Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

3.  Fair Value of Investments

The fair value of the Fund's assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

(b) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments.

The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments carried at fair value:

	Valuation Inputs
Investments at Value	Level 1	Level 2	Level 3	Total
Loans
Consumer Loans	$—	$—	$757,120,778	$757,120,778
Small Business Loans	—	—	26,145,269	26,145,269
Securities
Equities	—	—	7,656,987	7,656,987
Asset-Backed Security	—	—	36,836,084	36,836,084
Total	$—	$—	$827,759,118	$827,759,118

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a reconciliation of Level 3 investments for the period from October 1, 2019 to March 31, 2020:

	Consumer Loans	Small Business Loans	Equities	Asset-Backed Security
Beginning Balance	$566,266,180	$36,540,258	$8,288,777	$9,731,164
Acquisitions	654,742,302	—	—	37,503,500
Sales/Paydowns	(403,742,670)	(6,821,585)	—	(4,731,297)
Realized gains (losses), net	(10,372,842)	—	—	—
Change in unrealized appreciation/depreciation	(49,748,630)	(3,573,404)	(631,790)	(5,667,283)
Amortization of premium	(23,562)	—	—	—
Ending Balance – March 31, 2020	$757,120,778	$26,145,269	$7,656,987	$36,836,084
Change in unrealized appreciation/ depreciation on investments still held as of March 31, 2020	$(27,550,573)	$(3,495,081)	$(631,790)	$(1,544,502)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2020:

Type of Investment	Fair Value as of March 31, 2020	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Consumer Loans	$757,120,778	Discounted Cash Flow	Loss-Adjusted Discount Rate (annualized); Projected Loss Rate (cumulative)	3.00%-16.80% 2.35%-37.33%	9.67% 19.46%
Small Business Loans	26,145,269	Discounted Cash Flow	Loss-Adjusted Discount Rate (annualized); Projected Loss Rate (cumulative)	3.00%-11.71% 2.15%-55.26%	9.28% 15.35%
Equities	7,656,987	Factor Change Calibration Approach	Last Round of Financing Revenue Shareholders' Equity	0.00%-0.00% 65.32%-65.32% (2.32)%-(2.32)%	0.00% 65.32% (2.32)%
Asset-Backed Securities	36,836,084	Discounted Cash Flow	Loss-Adjusted Discount Rate (annualized); Projected Loss Rate (cumulative)	15.00%-23.39% 12.53%-16.60%	20.76% 15.18%
Total	$827,759,118

For the period from October 1, 2019 to March 31, 2020, aggregated purchases and proceeds from the sales of Loans were $654,742,303 and $287,095,147, respectively. For the period from October 1, 2019 to March 31, 2020 aggregated purchases and proceeds from the sales of Securities were $37,503,500 and $0, respectively.

The Fund will generally write off and stop accruing interest on a loan if (i) the Platform charges off the loan, or (ii) the Adviser has determined that the loan does not have a recoverable value. Write-offs of outstanding principal balances are included in net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations. As of March 31, 2020, the Fund did not write off any of the outstanding principal on the Loans.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

4.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to period-end related to Shareholder subscriptions to be made effective April 1, 2020. As of March 31, 2020, the Fund had subscriptions received in advance of $3,950,000.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, as well as certain ongoing costs associated with the Fund's continuous offering. In consideration of the advisory and other services to be provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund's Managed Assets (as defined below) (the "Management Fee"). The Management Fee is computed based on the value of the Managed Assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month). "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to waive fees and/or reimburse the Fund to the extent that the ordinary operating expenses incurred by the Fund in any calendar period exceed 2.00% of the Fund's average annual Managed Assets, calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. For the period from October 1, 2019 to March 31, 2020, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 2.00% of the Fund's average annual Managed Assets.

The Fund has a deferred compensation plan (the "DC Plan") that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the period. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of March 31, 2020, the Fund's proportionate share of assets attributable to the DC Plan was $1,273, which is included in the Consolidated Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

Millennium Trust Company, LLC ("Millennium") serves as the custodian to the Trust. Under a custody services agreement, Millennium is paid a custodial fee, computed and payable quarterly at an annual rate based on the aggregate total assets of the Trust.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Line of Credit

Effective February 1, 2019, the Fund, through the Trust, entered into a loan and security agreement with a third-party bank for a revolving line of credit (the "Facility"). The Trust obtains leverage through draws against the Facility to assist in achieving its investment objective. The Facility is secured by Loans of certain Platforms held by the Trust. The Facility is uncommitted, with a maximum availability of $300,000,000, subject to the Investment Company Act of 1940 restrictions. The Trust generally pays a draw fee for each advance against the Facility. Under the terms of the Facility amendment effective October 30, 2019, borrowings are repayable no later than February 1, 2023, the maturity date of the Facility. Prior to October 30, 2019, the borrowings were repayable no later than February 1, 2022. As of March 31, 2020, the Fund had $225,000,000 outstanding against the Facility and was the only class of senior securities held. For the period from October 1, 2019 to March 31, 2020, the Fund incurred interest expense of $3,767,631 in connection with the Facility. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
183	$200,538,251	3.70%

Under the terms of the Facility, the Trust is subject to covenants imposed by the lender. As of March 31, 2020, the Fund was in compliance with all covenants.

7.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

8.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders for the period from October 1, 2019 to March 31, 2020. The ratios below are not annualized for the periods less than one year.

	For the Period From October 1, 2019 to March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,019.69	$1,000.00
Net investment income (loss) (a)	98.33	186.66
Net realized and unrealized gain (loss) from investments	(116.80)	(94.01)
Net increase (decrease) resulting from operations	(18.47)	92.65
Distributions paid from:
Net investment income	(23.08)	(72.96)
Net realized gain	—	—
Net asset value, end of period	$978.14	$1,019.69
Total return (b)	(1.89%)	9.59%
Ratio of total expenses before expense waivers and reimbursements	2.09%	4.12%
Ratio of total expenses after expense waivers and reimbursements	2.09%	3.18%
Ratio of net investment income (loss)	9.66%	18.38%
Portfolio turnover	39.0%	54.5%
Senior security, end of period (000s)	$225,000	$190,000
Asset coverage per $1,000 of senior security principal amount (c)	$3,781	$3,364
Net assets, end of period (000s)	$625,685	$449,087

(a)  Calculated based on the average shares outstanding methodology.

(b)  Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and assumes reinvestment of all distributions during the period.

(c)  Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

9.  Subsequent Events

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments are impacted because of these factors for an extended period, the performance of the Fund's investment may be adversely affected.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

ALTERNATIVE INVESTMENT PARTNERS

An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)
(continued)

Who we are
Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")
What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ MSIM does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

ALTERNATIVE INVESTMENT PARTNERS

An Important Notice Concerning Our U.S. Privacy Policy (Unaudited)
(continued)

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Frank L. Bowman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1944	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (sinceAugust 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994- September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				86

Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; Director of other various nonprofit organizations; formerly, Director of BP, plc (November 2010-May 2019)

Kathleen A. Dennis c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1953	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	86	Director of various non-profit organizations.
Nancy C. Everett c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	87

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Jakki L. Haussler c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1957	Trustee	Since January 2015	Chairman, Opus Capital Group (since 1996); formerly, CEO, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	87	Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee; Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of
					Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).
Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	86	Director of NVR, Inc. (home construction).
Joseph J. Kearns c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1942	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); Director, Rubicon Investments (since February 2019); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust (1982-1999).	87	Prior to August 2016, Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
Michael F. Klein c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1958	Trustee	Since August 2006

Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Managementand President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				86	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1960	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer - Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	87	None.
Michael E. Nugent 522 Fifth Avenue New York, NY 10036 Birth Year: 1936	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Governance Committee (since January 2019) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of each of the Closed-End Fund Committee (until December 2019) and the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	86	None.

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee**
W. Allen Reed c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1947	Vice Chair of the Board and Trustee	Vice Chair of the Boards since January 2020 and Trustee since August 2006	Vice Chair of the Boards of various Morgan Stanley Funds (since January 2020); Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	86	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

ALTERNATIVE INVESTMENT PARTNERS

Information Concerning Trustees and Officers (Unaudited) (continued)

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 522 Fifth Avenue New York, NY 10036 Birth Year: 1963	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Public Markets Product Development (since 2006).

Timothy J. Knierim 522 Fifth Avenue New York, NY 10036 Birth Year: 1959	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016).

Matthew Graver 100 Front Street, Suite 400 West Conshohocken, PA 19428-2881 Birth Year: 1968	Vice President	Since June 2008

Chief Operating Officer of the Morgan Stanley Alternative Investment Partners Fund of Hedge Funds group and Managing Director of Morgan Stanley Investment Management Inc. Formerly, Senior Manager at PricewaterhouseCoopers LLP.

Mary E. Mullin 522 Fifth Avenue New York, NY 10036 Birth Year: 1967	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key 522 Fifth Avenue New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

Francis J. Smith 522 Fifth Avenue New York, NY 10036 Birth Year: 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

  In addition, the following individuals who are officers of the Adviser or its affiliates serve as assistant secretaries of the Trust: Princess Kludjeson, Kristina B. Magolis, Francesca Mead and Jill R. Whitelaw.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

Michael Nugent, Chariperson of the Board and Trustee
Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed

Officers

John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Timothy Knierim, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Millennium Trust Company, LLC
2001 Spring Road, Suite 700
Oak Brook, IL 60523

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, New York 10036

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, NY 10036

ITEM 2.                                                  CODE OF ETHICS.  Not applicable to a semi-annual report.

ITEM 3.                                                  AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable to a semi-annual report.

ITEM 4.                                                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable to a semi-annual report.

ITEM 5.                                                  AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable to the Registrant.

ITEM 6.                                                  INVESTMENTS.

(a)         Schedule of Investments.  Refer to Item 1.

(b)         Not applicable.

3

ITEM 7.                                                  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  Not applicable to a semi-annual report.

ITEM 8.                                                  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  Not applicable.

ITEM 9.                                                  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.                                           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                                           CONTROLS AND PROCEDURES.

(a)                                 The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                           DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4

ITEM 13.              EXHIBITS.

(a)

(1)           The Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable to a semi-annual report.

(2)           Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: June 4, 2020

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: June 4, 2020

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: June 4, 2020

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